BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Schedule of Amortisation) (Details)	12 Months Ended
Dec. 31, 2020
Capitalised development costs [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Estimated useful lives of intangible assets (In years)	15 years
Patents and licences [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Estimated useful lives of intangible assets (In years)	6-15 years
Intangible assets [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Estimated useful lives of intangible assets (In years)	6-15 years